AS FILED WITH THE SECURITIES AND EXCHANGE
                        COMMISSION ON SEPTEMBER 29, 2000
                         FILE NOS. 333-81561 / 811-09405

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                           --------------------------

                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE

                        SECURITIES ACT OF 1933             [X]

                        PRE-EFFECTIVE AMENDMENT NO.        [ ]

                        POST-EFFECTIVE AMENDMENT NO.       [3]

                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940          [X]

                                  AMENDMENT NO.             [5]

                           --------------------------

                            VALENZUELA CAPITAL TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

        1270 AVENUE OF THE AMERICAS, SUITE 508, NEW YORK, NEW YORK 10020
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 332-8590
                           --------------------------

                                 JOHN F. SPLAIN
                           ULTIMUS FUND SOLUTIONS, LLC
                         135 MERCHANT STREET, SUITE 230
                             CINCINNATI, OHIO 45246
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                          Copies of communications to:

                            Kathleen K. Clarke, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                                       or

                           Robert B. Van Grover, Esq.
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

It is proposed that this filing will become  effective  (check  appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on October 1, 2000 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            VALENZUELA CAPITAL TRUST

                              P R O S P E C T U S

                                October 1, 2000

                              VAL CAP MID CAP FUND
                             VAL CAP SMALL CAP FUND



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Questions?
Call 1-877-309-9062
or your investment representative.


                                     VALCAP
                                     [LOGO]
                              FUNDS FOR INVESTORS

TABLE OF CONTENTS
================================================================================


CAREFULLY   REVIEW  THIS  IMPORTANT   SECTION,   WHICH  SUMMARIZES  EACH  FUND'S
INVESTMENTS, RISKS, PAST PERFORMANCE, AND FEES.

RISK/RETURN SUMMARY AND FUND EXPENSES
     3    Val Cap Mid Cap Fund
     3    Val Cap Small Cap Fund
     4    Fund Fees and Expenses

REVIEW THIS SECTION FOR INFORMATION ON INVESTMENT STRATEGIES AND THEIR RISKS.

INVESTMENT GOAL AND PRINCIPAL STRATEGY AND RISKS
     5    Val Cap Mid Cap Fund
     6    Val Cap Small Cap Fund
     7    Other Considerations

REVIEW THIS SECTION FOR DETAILS ON THE PEOPLE AND ORGANIZATIONS WHO OVERSEE THE FUNDS.

FUND MANAGEMENT
     7    The Investment Adviser
     7    Performance of Similarly Managed Private Accounts
     9    The Administrator

REVIEW THIS SECTION FOR DETAILS ON HOW SHARES ARE VALUED, HOW TO PURCHASE,  SELL
AND  EXCHANGE   SHARES,   RELATED   CHARGES  AND   PAYMENTS  OF  DIVIDENDS   AND
DISTRIBUTIONS.

SHAREHOLDER INFORMATION
     10   How NAV is Calculated
     10   Pricing of Fund Shares
     10   Avoid 31% Tax Withholding
     10   Instructions for Opening or Adding to an Account
     11   Selling Your Shares
     12   General Policies on Selling Shares
     13   Service Organizations
     14   Exchanging Your Shares
     14   Dividends, Distributions and Taxes

BACK COVER
     For More Information

RISK/RETURN SUMMARY AND FUND EXPENSES
================================================================================

The following is a summary of certain key information about the Funds. You will find additional information about the Funds after this summary. In this summary, we identify principal risks that apply to the Funds such as market risk, which is the risk of market fluctuations, and management risk, which is the risk that a Fund's manager will make poor choices in selecting securities. More detailed descriptions of these and other risks of an investment in the Funds can be found further back in the Prospectus.

Other important things for you to note:

o    You may lose money by investing in a Fund.

o An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[LOGO] VAL CAP MID CAP FUND

INVESTMENT GOAL

The Fund's objective is capital appreciation primarily through investments in common stocks of mid-capitalization companies.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests at least 65% of its total assets in mid-capitalization, or mid-cap, companies with market values from $1 billion to $10 billion. The Fund primarily invests in common stocks of U.S. companies using a value strategy, which emphasizes investments in stocks that have attractive valuations and the potential for future earnings growth. The Fund selects companies for investment based on an analysis of financial and other information and uses certain criteria to determine when to buy and sell a stock including buying stocks that are expected to appreciate in value and selling stocks that have become fully valued and appreciated substantially.


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are market risk and management risk. The Fund's investments in mid-cap companies have capitalization risk. The stocks of mid-cap companies tend to be more volatile than those of large-capitalization companies and their returns may vary from the stock market generally. In addition, these companies may have more risk because they often have more limited product lines, markets, or financial resources. The Fund's use of a value strategy has the risk that its investments may remain undervalued or decrease in price.

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

o    SEEKING A LONG-TERM GOAL SUCH AS RETIREMENT

o    LOOKING TO ADD A VALUE-ORIENTED APPROACH TO YOUR PORTFOLIO

o WILLING TO ACCEPT HIGHER RISKS OF INVESTING IN THE STOCK MARKET IN GENERAL AND IN MID-CAP STOCKS IN PARTICULAR

This Fund will not be appropriate for anyone:

o    SEEKING MONTHLY INCOME

o    PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

o    SEEKING SAFETY OF PRINCIPAL


BAR CHART AND PERFORMANCE INFORMATION

There is no bar chart or performance information for the Fund because it has not completed a full year of operations.


[LOGO] VAL CAP SMALL CAP FUND

INVESTMENT GOAL

The Fund's objective is capital appreciation primarily through investments in common stocks of small-capitalization companies.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its total assets in small-capitalization, or small-cap, companies with market values of less than $1.5 billion. The Fund primarily invests in common stocks of U.S. companies using a value strategy, which emphasizes investments in stocks that have attractive valuations and the potential for future earnings growth. The Fund selects companies for investment based on an analysis of financial and other information and uses certain criteria to determine when to buy and sell a stock including buying stocks that are expected to appreciate in value and selling stocks that have become fully valued and appreciated substantially.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are market risk and management risk. The Fund's investments in small-cap companies have capitalization risk. The stocks of small-cap companies tend to be more volatile than those of large-capitalization companies and their returns may vary from the stock market generally. In addition, these companies may have more risk because they often have limited product lines, markets, or financial resources. The Fund's use of a value strategy has the risk that its investments may remain undervalued or decrease in price.

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

o    SEEKING A LONG-TERM GOAL SUCH AS RETIREMENT

o    LOOKING TO ADD A VALUE-ORIENTED APPROACH TO YOUR PORTFOLIO

o WILLING TO ACCEPT HIGHER RISKS OF INVESTING IN THE STOCK MARKET IN GENERAL AND IN SMALL-CAP STOCKS IN PARTICULAR

This Fund will not be appropriate for anyone:

o    SEEKING MONTHLY INCOME

o    PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

o    SEEKING SAFETY OF PRINCIPAL


BAR CHART AND PERFORMANCE INFORMATION

There is no bar chart or performance information for the Fund because it has not completed a full year of operations.


                             FUND FEES AND EXPENSES

As an investor in the Funds, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets and are reflected in the share price.


                                                VAL CAP             VAL CAP
                                                MID CAP            SMALL CAP
                                                  FUND                FUND
                                                 ------              ------
SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID BY YOU DIRECTLY)
Maximum Sales Charge
     (Load) Imposed on
        Purchases                                 None                None
Maximum Deferred Sales
     Charge (Load)                                None                None

ANNUAL FUND OPERATING EXPENSES
(FEES PAID FROM FUND ASSETS)
     Management Fees*                             0.75%               0.75%
     Other Expenses                              11.08%              11.08%
                                                 ------              ------
     Total Fund Operating
        Expenses                                 11.83%              11.83%
     Waiver and/or Expense
        Reimbursement*                           10.38%              10.38%
                                                 ------              ------
     Net Expenses                                 1.45%               1.45%
                                                 ======              ======
------------------
* The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of the Funds' operating expenses so that each of the Fund's net expenses do not exceed 1.45% through at least October 1, 2002. Other expenses are based on estimates for the current fiscal year.


EXAMPLE.

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o    $10,000 investment

o    5% annual return

o    reinvestment of all dividends and distributions

o    redemption at the end of each period

o    no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.


                                                 1 Year             3 Years
                                                 ------             -------
Val Cap Mid Cap Fund                              $148                $459
Val Cap Small Cap Fund                            $148                $459

INVESTMENT GOAL AND PRINCIPAL STRATEGY AND RISKS
================================================================================

This section of the Prospectus provides a more complete description of each Fund's investment objectives and principal strategies and risks. Of course, there can be no assurance that the Funds will achieve their investment objectives. The Funds may change their investment objectives without shareholder approval, although they do not contemplate that there will be any change in the objectives. Additional descriptions of the Funds' risks, strategies, and investments, as well as other strategies and investments not described below, may be found in the Funds' Statement of Additional Information or SAI.

[LOGO] VAL CAP MID CAP FUND

INVESTMENT GOAL

The Fund's objective is capital appreciation primarily through investments in common stocks of mid-capitalization companies.

PRINCIPAL STRATEGIES


The Fund invests at least 65% of its total assets in equity securities of mid-cap companies with market valuations from $1 billion to $10 billion. The Fund primarily invests in common stocks of U.S. companies.


The  Fund's  investment  strategy  is  based on stock  selection  and  valuation analysis.  The Fund  selects  mid-cap  companies  for  investment  based on both quantitative and qualitative analysis. The Fund's quantitative analysis uses statistical financial data, mainly 3-to 5-year historical quarterly ratio
analysis.   Normally,   the  Fund  tracks  about  180  mid-cap  companies  using
approximately 25 different ratios calculated from financial statements, which are updated continuously. The Fund's qualitative analysis of companies for investment includes interviewing a company's management, on-site if possible, as well as its customers, competitors, and suppliers, about, in particular, issues raised by the Fund's quantitative analysis. The Fund uses this process to assess risk and to identify conditions that can lead to earnings growth.

As a result of this analysis, the Fund compiles a purchase list with buy and sell target stock prices of about 100 companies, which includes current portfolio holdings. The Fund uses "investment disciplines" in determining whether to buy or sell stocks.

The Fund will buy a stock that:

o    based on its analysis, may appreciate 50% over a 3-year period;

o    has a stock price that has declined to the Fund's buy price; or

o for a current portfolio holding, has a stock price that has declined by more than 10% when there has been no negative change in the company's fundamentals.

The Fund will sell a stock that:

o reaches a predetermined price objective and is at a premium market/industry valuation;

o    has a negative change in the company's fundamentals;

o has appreciated substantially to replace it with a stock that may appreciate 50% over a 3-year period; or

o has appreciated substantially and becomes more than 5% of the total asset value of the Fund's portfolio.

The  Fund  also  reviews  any  stock  on  its  purchase  list  that   relatively
underperforms its peer group by 15% over a 6-month rolling period and considers whether to retain it on the list.

PRINCIPAL RISKS

The Fund's principal risks include market risk, which is the risk that the value of the Fund's investments will fluctuate as the stock market fluctuates and that stock prices overall will decline over short- or longer-term periods. The Fund's investments in mid-cap companies have capitalization risk. These companies' stocks may be more volatile than the overall market. Mid-cap companies may have limited resources, product lines, and market share. As a result, their share prices tend to fluctuate more than those of larger companies. For this reason, the Fund's returns may vary from the stock market generally.

The Fund also has management risk, which is the possibility that the Fund's managers may make poor choices in selecting securities and that the

Fund will not perform as well as other Funds. There also is the risk of using a value strategy. Stocks in which the Fund invests may remain undervalued during a given period or continue to decline in price. This may occur because larger stocks or investments based on the large-stock indices are more appealing to investors or because value stocks as a category lose favor with investors compared to growth stocks.



[LOGO] VAL CAP SMALL CAP FUND

INVESTMENT GOAL

The Fund's objective is capital appreciation primarily through investments in common stocks of small-capitalization companies.

PRINCIPAL STRATEGIES

The Fund invests at least 65% of its total assets in equity securities of small-cap companies with market valuations of less than $1.5 billion. The Fund primarily invests in common stocks of U.S. companies.

The Fund's investment strategy is based on stock selection and valuation analysis. The Fund selects small-cap companies for investment based on both quantitative and qualitative analysis. The Fund's quantitative analysis uses statistical financial data, mainly 3-to 5-year historical quarterly ratio analysis. Normally, the Fund tracks about 180 small-cap companies using approximately 25 different ratios calculated from financial statements, which are updated continuously. The Fund's qualitative analysis of companies for investment includes interviewing a company's management, on-site if possible, as well as its customers, competitors, and suppliers, about, in particular, issues raised by the Fund's quantitative analysis. The Fund uses this process to assess risk and to identify conditions that can lead to earnings growth.

As a result of this analysis, the Fund compiles a purchase list with buy and sell target stock prices of about 100 companies, which includes current portfolio holdings. The Fund uses "investment disciplines" in determining whether to buy or sell stocks.

The Fund will buy a stock that:

o    based on its analysis, may appreciate 50% over a 3-year period;

o    has a stock price that has declined to the Fund's buy price; or

o for a current portfolio holding, has a stock price that has declined by more than 10% when there has been no negative change in the company's fundamentals.

The Fund will sell a stock that:

o reaches a predetermined price objective and is at a premium market/industry valuation;

o    has a negative change in the company's fundamentals;

o has appreciated substantially to replace it with a stock that may appreciate 50% over a 3-year period; or

o has appreciated substantially and becomes more than 5% of the total asset value of the Fund's portfolio.

The  Fund  also  reviews  any  stock  on  its  purchase  list  that   relatively
underperforms its peer group by 15% over a 6-month rolling period and considers whether to retain it on the list.

PRINCIPAL RISKS

The Fund's principal risks include market risk, which is the risk that the value of the Fund's investments will fluctuate as the stock market fluctuates and that stock prices overall will decline over short- or longer-term periods. The Fund's investments in small-cap companies have capitalization risk. These companies' stocks may be more volatile than the overall market. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, negatively affecting the share price and making them potentially more difficult to sell or less liquid. For this reason, the Fund's returns may vary from the stock market generally.

The Fund also has management risk, which is the possibility that the Fund's managers may make poor choices in selecting securities and that the

Fund will not perform as well as other Funds. There also is the risk of using a value strategy. Stocks in which the Fund invests may remain undervalued during a given period or continue to decline in price. This may occur because larger stocks or investments based on the large-stock indices are more appealing to investors or because value stocks as a category lose favor with investors compared to growth stocks.

                              OTHER CONSIDERATIONS


PORTFOLIO TURNOVER. The Funds are actively managed and, in some cases in response to market conditions, the Funds' annual portfolio turnover may exceed 100%. While the Funds do not expect a high rate of portfolio turnover, a higher rate would increase brokerage and other expenses and may affect the Funds' returns. A higher portfolio turnover rate also may result in the realization of substantial net short-term gains, which when distributed, are taxable to the Funds' shareholders.

TEMPORARY DEFENSIVE POSITION. For temporary defensive purposes in response to adverse market or other conditions, the Funds may make investments that are inconsistent with the Funds' primary investment strategies, including investments in short-term money market instruments or holding substantial cash reserves. While the Funds are investing for temporary defensive purposes, they may not meet their investment objectives.


FUND MANAGEMENT
================================================================================

THE INVESTMENT ADVISER


Valenzuela  Capital  Partners,  LLC ("VCP"),  1270 Avenue of the Americas (Suite
508), New York, NY 10020 serves as investment adviser to the Funds. VCP, founded in 1989, is a registered investment adviser that manages approximately $1 billion in assets, primarily through institutional accounts. Subject to the Funds' respective investment goals and policies approved by the Trustees of the Funds, VCP makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs. VCP utilizes a team approach in making investment decisions on behalf of each Fund, with 8 professionals working collectively to ensure a disciplined investment process designed to result in long-term performance consistent with each Fund's investment goal. No one person is responsible for a Fund's portfolio management.


For its advisory services, the Funds pay VCP an annual advisory fee equal to 0.75%, net of fee waivers and reimbursements, of the average daily net assets of each Fund.

PERFORMANCE OF SIMILARLY MANAGED PRIVATE ACCOUNTS

The tables and charts that follow present performance data provided by VCP relating to the historical performance of its mid-cap and small-cap value products and does not represent performance of either Fund. Information presented is based on performance data for all accounts ("VCP Accounts") it manages that have investment objectives, policies, styles and strategies substantially similar to the ones that will be employed in the Val Cap Mid Cap Fund and Val Cap Small Cap Fund. The VCP Accounts include VCP's individual and unregistered accounts from January 1990 for the mid-cap value product and January 1998 for the small-cap value product. The VCP Accounts are individual and unregistered accounts primarily managed for institutional tax-exempt investors, and are not subject to diversification and other requirements that apply to mutual funds under the Investment Company Act of 1940, and the Internal Revenue Code of 1986, which, if applicable, could have adversely affected the historical performance of the VCP Accounts. As a result, portfolio management strategies used on the VCP Accounts and those used on the Funds may vary in some respects.

Also, fees on the VCP Accounts are imposed quarterly rather than daily for mutual funds, which may inflate performance for the VCP Accounts. The information should not be interpreted as indicative of the future performance of the Funds. The actual performance may be higher or lower than that shown.


The tables and charts show the total returns for various periods ended June 30, 2000 of the VCP Mid Cap Value Institutional Account Composite and the VCP Small Cap Value Institutional Account Composite as compared to the Russell Midcap Value Index, and the Russell 2000 Value Index, respectively, each an unmanaged Index that is representative of the performance of the medium capitalization and small capitalization sectors of the U.S. securities market. The performance data shown below has not been adjusted to reflect any fees that will be payable by the Funds that are higher than the fees imposed on the VCP Accounts and would result in a higher expense ratio and lower returns for the Funds.

VCP MID CAP VALUE INSTITUTIONAL ACCOUNT COMPOSITE
ANNUAL RETURNS (through June 30, 2000)

[GRAPHIC OMITTED]
--------------------------------------------------------------------------------
 1990   1991   1992   1993   1994   1995   1996   1997   1998   1999   2000(YTD)
-3.99% 36.22% 15.21% 13.75% -1.01% 30.27% 32.41% 39.77%  1.30% -6.46%    7.74%
--------------------------------------------------------------------------------

COMPARATIVE ANNUAL RETURNS (through June 30, 2000)

[GRAPHIC OMITTED]
----------------------------------------------------------------------------------------------------------------
                1990     1991     1992     1993     1994     1995     1996     1997    1998     1999   2000(YTD)
----------------------------------------------------------------------------------------------------------------
VCP MID CAP    -3.99%   36.22%   15.21%   13.75%   -1.01%   30.27%   32.41%   39.77%   1.30%   -6.46%    7.74%
RUSSELL MIDCAP
  VALUE INDEX* -16.08%  37.92%   21.68%   15.62%   -2.13%   34.93%   20.26%   34.37%   5.08%   -0.10%   -0.69%
----------------------------------------------------------------------------------------------------------------

------------------
*    The Russell Midcap Value Index is an unmanaged index  representative of the
     performance  of  the   medium-capitalization   value  sector  of  the  U.S.
     securities market.

VCP SMALL CAP VALUE INSTITUTIONAL ACCOUNT COMPOSITE
ANNUAL RETURNS (through June 30, 2000)

[GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                          1998                 1999               2000(YTD)
                          5.38%               18.72%               15.51%
--------------------------------------------------------------------------------

COMPARATIVE ANNUAL RETURNS (through June 30, 2000)

                          1998                 1999               2000(YTD)
--------------------------------------------------------------------------------
VCP SMALL CAP             5.38%               18.72%               15.51%
--------------------------------------------------------------------------------
RUSSELL 2000
  VALUE INDEX*           -6.45%               -1.49%                5.84%
--------------------------------------------------------------------------------

------------------
* The Russell 2000 Value Index is an unmanaged index representative of the performance of the small-capitalization value sector of the U.S. securities market.

THE ADMINISTRATOR

Ultimus Fund Solutions, LLC ("Ultimus"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, serves as the Funds' administrator and fund accounting agent. Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Funds, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) legal and regulatory services, and (v) supervising custodial and other third party services.

The SAI has more detailed information about VCP and other service providers to the Funds.

SHAREHOLDER INFORMATION
================================================================================

                             HOW NAV IS CALCULATED

A Fund's net asset value or NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

             Total Assets - Liabilities
     NAV =  ----------------------------
            Number of Shares Outstanding



Each Fund's NAV is determined and its shares are priced at the close of regular trading on the New York Stock Exchange or Exchange, normally at 4:00 p.m., Eastern time, on days the Exchange is open.


Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund. Shares of the Funds are sold without any initial or deferred sales charges and are not subject to any ongoing distribution expenses.


The Funds' securities are generally valued at current market prices. If market quotations are not available, prices will be based on a fair value estimate, determined in accordance with methods approved by the Funds' Trustees.

                             PRICING OF FUND SHARES


You may purchase shares of the Funds directly from the Funds or through banks, brokers and other financial intermediaries, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

                      PURCHASING AND ADDING TO YOUR SHARES

                                             MINIMUM              MINIMUM
                                             INITIAL             SUBSEQUENT
ACCOUNT TYPE                                INVESTMENT           INVESTMENT
------------                                ----------           ----------
Regular                                       $5,000                $250
Individual Retirement Account                 $2,000                $250
Automatic Investment Plan                     $2,000                $ 50


All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.


A Fund may waive its minimum purchase requirement and may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.


You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.

                           AVOID 31% TAX WITHHOLDING

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

                            INSTRUCTIONS FOR OPENING
                            OR ADDING TO AN ACCOUNT

BY MAIL

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.


2. Make check, bank draft or money order payable to the ValCap Mid Cap Fund or the ValCap Small Cap Fund.

3. Send by mail to: Valenzuela Capital Trust, P.O. Box 6110, Indianapolis, IN 46206-6110; or send by overnight service to Valenzuela Capital Trust, c/o Unified Fund Services, 431 N. Pennsylvania Street, Indianapolis, IN 46204.

SUBSEQUENT INVESTMENT:

1. Use the investment slip attached to your account statement. Or, if unavailable, include the following information:

     o    Fund name

     o    Share class

     o    Amount invested

     o    Account name

     o    Account number

     Include your Fund and account number on your check.

2.   See mailing instructions in No. 3 above.

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank. Your bank or broker may charge for this service.


Establish electronic purchase option on your account application or call 1-877-309-9062. Your account can generally be set up for electronic purchases within 15 days.

Call 1-877-309-9062 to arrange a transfer from your bank account.


ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

WIRE TRANSFER
Note: Your bank may charge a wire transfer fee.


Please phone the Funds at 1-877-309-9062 for instructions on opening an account or purchasing additional shares by wire transfer.


AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds by choosing the Automatic Investment option on your account application. Automatic investments are made by debiting money from a designated bank account through the use of electronic fund transfers. Automatic investments can be as little as $50, once you've invested the $2,000 minimum required to open the account.

To invest regularly from your bank account:

o    Complete the Automatic Investment Plan portion on your account application.

Make sure you note:

o    Your bank name, address and account number

o    The amount you wish to invest automatically (minimum $50)

o How often you want to invest (every month, twice a month, 4 times a year, twice a year or once a year)

o    Attach a voided personal check.

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends and capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

DIRECTED DIVIDEND OPTION


By selecting the appropriate box in the account application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another Val Cap Fund. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Funds may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.


                              SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption.

For all other sales transactions, follow the instructions below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

SELLING YOUR SHARES

BY TELEPHONE
(unless you have declined telephone sales privileges)


Call 1-877-309-9062 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below)


BY MAIL

(See "General Policies on Selling Shares -- Redemptions in Writing Required" below)

1.   Write a letter of instruction indicating:

     o    your Fund and account number

     o    amount you wish to redeem

     o    address where your check should be sent

     o    account owner signature

2.   Mail to:


     Valenzuela Capital Trust
     P.O. Box 6110
     Indianapolis, IN 46206-6110


BY OVERNIGHT SERVICE (See" General Policies on Selling Shares -- Redemptions in Writing Required" below)

See instruction 1 above, and Send to:


     Valenzuela Capital Trust
     c/o Unified Fund Services
     431 N. Pennsylvania Street
     Indianapolis, IN 46204


BY WIRE TRANSFER
You must indicate this option on your application.


Call 1-877-309-9062 to request a wire transfer. If you call by 4:00 p.m., Eastern time, on a day the Exchange is open your payment will normally be wired to your bank on the next business day.


ELECTRONIC REDEMPTIONS

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.


Call 1-877-309-9062 to request an electronic redemption.


If you call by 4:00 p.m., Eastern time, on a day the Exchange is open the NAV of your shares will normally be determined on the same day and the proceeds credited within 8 days. Your bank may charge you for this service.

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

o Make sure you've checked the appropriate box on the account application, or call 1-877-309-9062.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

o If the value of your account falls below the amount of your Systematic Withdrawal Plan, your Systematic Withdrawal Plan may be terminated.

                       GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request a redemption in writing and provide a signature guarantee in the following situations:

     o    Redemptions over $50,000

     o Your account address has changed via telephonic or faxed request within the last 10 business days

     o    The check is not being mailed to the address on your account

     o    The check is not being made payable to the owner of the account

     o The redemption proceeds are being transferred to another Fund account with a different registration

     o The redemption proceeds are being wired to a bank account other than the account designated on your application


A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Funds' transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

If you have made your initial investment by check, your redemption proceeds may be delayed until the Funds' transfer agent is reasonably satisfied that the check has cleared (which may take up to 15 days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $500 through redemptions, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

If you choose to receive distributions in cash and checks (1) are returned and marked as "undeliverable," or (2) are not cashed within six months of issuance, your account will be changed automatically so that future distributions will be reinvested in your account. Checks that have not been negotiated will be canceled and the money reinvested in your account in the Fund from which the distribution was made, as of the cancellation date. No interest is paid during the time the check is outstanding.



                             SERVICE ORGANIZATIONS


Various banks, trust companies, broker-dealers and other financial organizations ("Service Organization(s)") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Funds, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to 0.25% of a Fund's average daily net assets for these services, which include:


     o    receiving and processing shareholder orders

     o    performing the accounting for customers' sub-accounts

     o    maintaining retirement plan accounts

     o    answering questions and handling correspondence for customer accounts

     o    acting as the sole shareholder of record for customer accounts

     o    issuing shareholder reports and transaction confirmations

     o    performing daily "sweep" functions

Investors who purchase, sell or exchange shares of the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with a Fund but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. VCP also may pay Service Organizations for rendering services to customers' sub-accounts.

                             EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another Val Cap Fund, (see "Notes on Exchanges" below). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES


Exchanges may be made by sending a written request to Valenzuela Capital Trust, P.O. Box 6110, Indianapolis, IN 46206-6110, or by calling 1-877-309- 9062.
Please provide the following information:


     o    Your name and telephone number

     o    The exact name on your account and account number

     o    Taxpayer identification number (usually your Social Security number)

     o    Dollar value or number of shares to be exchanged

     o    The name of the Fund from which the exchange is to be made

     o    The name of the Fund into which the exchange is being made.

See  "Selling   your  Shares"  for   important   information   about   telephone
transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to no more than 5 exchanges per year with no more than 3 per calendar quarter.

NOTES ON EXCHANGES

The registration and tax identification numbers of the two accounts must be identical.

The exchange privilege may be changed or eliminated at any time upon a 60-day notice to shareholders.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund pays out to shareholders net income and net capital gains. Ordinarily the Funds make these distributions once a year in December.

When you sell Fund shares, you generally realize a gain or loss. Except for tax-deferred accounts, any sale or exchange of Fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

Except for tax-advantaged retirement accounts, distributions you receive are taxable to you, regardless of whether you take them in cash or additional shares. Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Income dividends and short-term capital gains are generally taxed as ordinary income. Distributions of capital gains are generally taxed as long-term capital gains. The tax treatment of capital-gain distributions depends on how long the Fund held the securities it sold, not when you bought your shares of the Fund or whether you reinvested your distributions.

You will be notified in January each year about the federal tax status of distributions made by a Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements.

There is a penalty on certain pre-retirement distributions from retirement accounts. Because everyone's tax situation is unique, you should consult your tax professional about Federal, state and local tax consequences.

FOR MORE INFORMATION
================================================================================

For more information about the Funds, the following are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

The Funds will publish annual and semiannual reports to shareholders that contain detailed information on the Funds' investments. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during that fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operating and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of the SAI, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:


        VALENZUELA CAPITAL TRUST
        431 N. PENNSYLVANIA STREET
        INDIANAPOLIS, IN 46204
        TELEPHONE: 1-877-309-9062

You can review and copy information about the Funds (including the SAI) from the Securities and Exchange Commission:

o In person at the Commission's Public Reference Room or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 (duplicating fee required). You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

o    By electronic request at publicinfo@ sec.gov (duplicating fee required).

o    Free from the Commission's Internet site at http://www.sec.gov.


Investment Company Act File No. 811-09405.



                            VALENZUELA CAPITAL TRUST

                      FOR INFORMATION CALL 1-877-309-9062


                              P R O S P E C T U S

                                     VALCAP
                                     [LOGO]
                              FUNDS FOR INVESTORS

                                                                 OCTOBER 1, 2000

                              VAL CAP MID CAP FUND
                             VAL CAP SMALL CAP FUND

                         Each an Investment Portfolio of

                            VALENZUELA CAPITAL TRUST

                       Statement of Additional Information

                                 October 1, 2000


     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for Valenzuela Capital Trust dated October 1, 2000, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing Valenzuela Capital Trust at 431 N. Pennsylvania Street, Indianapolis, Indiana 46204, or by calling toll free 1-877-309-9062.


TABLE OF CONTENTS

FUND OBJECTIVES, INVESTMENTS, STRATEGIES AND RISKS                             2

NET ASSET VALUE                                                               10

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                11

MANAGEMENT OF THE TRUST                                                       12

INVESTMENT ADVISER                                                            15

PORTFOLIO TRANSACTIONS                                                        16

OTHER SERVICE PROVIDERS                                                       18

GENERAL INFORMATION                                                           21

ADDITIONAL TAX INFORMATION                                                    24

PERFORMANCE INFORMATION                                                       25

MISCELLANEOUS                                                                 27


FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT AUDITORS                       28

                       STATEMENT OF ADDITIONAL INFORMATION

                            VALENZUELA CAPITAL TRUST


     Valenzuela Capital Trust (the "Trust") is an open-end management investment company which offers two separate and diversified investment portfolios, the Val Cap Mid Cap Fund and the Val Cap Small Cap Fund (collectively, the "Funds" and each individually, a "Fund"). The Trust was organized and its Certificate of Trust was filed with the State of Delaware on June 22, 1999.

FUND OBJECTIVES, INVESTMENTS, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

     The Val Cap Mid Cap Fund's objective is capital appreciation primarily through investments in common stocks of mid-capitalization companies. The Val Cap Small Cap Fund's objective is capital appreciation primarily through investments in common stocks of small-capitalization companies.

     Information contained in this Statement of Additional Information or SAI expands upon information contained in the Funds' Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS, STRATEGIES AND RISKS

     The following policies, which are not principal strategies, supplement the investment policies and strategies of each Fund described in the Prospectus.

CONVERTIBLE SECURITIES

     The Funds may invest in convertible securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock.

FOREIGN SECURITIES

     The Funds may invest up to 20% of their total assets in foreign securities. Investment in foreign securities is subject to special investment risks that differ from those related to securities of U.S. domestic issuers. Since investments in the securities of foreign issuers may involve currencies of foreign countries, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.

     Since foreign companies are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results in their portfolio transactions. There is generally less government supervision and regulation of the securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is not invested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause that Fund to miss attractive investment opportunities. Losses to a Fund due to subsequent declines in the value of portfolio securities, or losses arising out of the Fund's inability to fulfill a contract to sell portfolio securities, could result in potential liability to the Fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     The conversion of the eleven member states of the European Union to a common currency, the "euro," occurred on January 1, 1999. As a result of the conversion, securities issued by the member states are subject to certain risks, including competitive implications of increased price transparency of European Union markets (including labor markets) resulting from adoption of a common currency and issuers' plans for pricing their own products and services in euro; an issuer's ability to make any required information technology updates on a timely basis, and costs associated with the conversion (including costs of dual currency operations through January 1, 2002); currency exchange rate risk and derivatives exposure (including the disappearance of price sources, such as certain interest rate indices); continuity of material contracts and potential tax consequences. Other risks include the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to currencies other than the euro; the maintenance of exchange rates for currencies that were converted into the euro; the fluctuation of the euro relative to other currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax and labor regimes of European countries participating in a Fund will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions and could adversely affect the value of securities and foreign currencies held by the Funds. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

     The Funds may acquire foreign securities only when the Adviser believes that the risks associated with such investments are minimal relative to those of securities of domestic issuers.

     For many foreign securities, U.S. dollar-denominated American Depository Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, standards which are more uniform and more exacting than those to which many foreign issuers may be subject. The Funds also may invest in EDRs which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security.

     Generally unsponsored ADRs and EDRs require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

OPTIONS TRADING

     Each of the Funds may purchase put and call options. A call option gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options purchased by the Funds are valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

     When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Fund previously has written). When a portfolio security or currency subject to a call option is sold, the Fund will effect a closing purchase transaction to close out an existing call option on that security or currency. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Fund will forego the potential benefit represented by market depreciation over the exercise price.

     Each Fund also may purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

     Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

MONEY MARKET MUTUAL FUNDS

     Each of the Funds may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund, provided that no more than 10% of a Fund's total assets may be invested in the securities of money market mutual funds in the aggregate. The Funds may incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds.

COMMERCIAL PAPER

     Commercial   paper  consists  of  unsecured   promissory  notes  issued  by
corporations. Issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.

     The Funds may invest in commercial paper rated in any rating category or not rated by a Nationally Recognized Statistical Rating Organization ("NRSRO"). In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. The Funds also may invest in Canadian commercial paper issued by a Canadian Corporation or counterpart of a U.S. Corporation and Europaper.

ILLIQUID SECURITIES

     The Funds will limit their investments in illiquid securities to no more than 15% of their net assets. Illiquid securities generally include (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market

(e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

     Because of the absence of a trading market for illiquid securities, a Fund may not be able to realize their full value upon sale. The Adviser will monitor the liquidity of the Funds' investments in illiquid securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments in accordance with procedures assumed by a Fund's Board.

     A Fund that invests in securities for which there is no ready market may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than the Adviser's most recent estimate of their fair market value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which the Funds may invest similar to the Securities Act of 1933 requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resales of non-publicly traded foreign securities.

REPURCHASE AGREEMENTS

     Securities held by the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund acquires securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which the Adviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement maintains at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligations or becomes insolvent, the Fund holding the obligation suffers a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of the securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against the claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Trustees of the Trust believe that, under the regular procedures normally in effect for the custody of a Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements are held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

LENDING OF PORTFOLIO SECURITIES

     In order to generate additional income, each of the Funds may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily by the Adviser and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees.

INVESTMENT RESTRICTIONS

     Each Fund's investment objective may be changed without a vote of the holders of a majority of the Fund's outstanding shares. In addition, each Fund is subject to the following investment restrictions, which may be changed with respect to a particular Fund by the Trustees without the vote of shareholders.

     No Fund may:

     1. Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

     2. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets if such borrowings or other transactions would exceed more than 33 1/3% of the value of its total assets and except to the extent permitted under the 1940 Act or the rules, regulations or interpretations thereof.

     3. Purchase securities of companies for the purpose of exercising control.

     4.   Purchase or sell real estate or commodities.

PORTFOLIO TURNOVER

     The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The portfolio turnover rates for the Funds may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund's shareholders.

NET ASSET VALUE

     The net asset value of each Fund is determined and the shares of each Fund are priced, as of the close of trading on each day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION OF THE FUNDS

     If the principal market for a security held by a Fund is a securities exchange, the security will be priced or valued at the closing sales price on that exchange on the day of computation. If there have been no sales during the day, it will be priced at the last bid quotation. If the principal market for a portfolio security is not a securities exchange, it will be valued at its latest bid quotation in the principal market in which it traded.

     All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of and pursuant to procedures approved by, the Trustees of the Trust.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


     Shares of the Funds are sold on a continuous basis. Shares of the Funds are sold and redeemed at their net asset value as next determined after receipt of the purchase or redemption order.


     The Funds may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by a Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the fair market value of its net assets.

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

     Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Funds shareholders. The initial Trustees were elected by the Adviser as the initial shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. Certain officers of the Trust also may serve as a Trustee.

     The Trust will be managed by the Trustees in accordance with the laws of the State of Delaware governing business trusts. There are currently eight Trustees, five of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The disinterested Trustees receive compensation for their services as a Trustee and attendance at meetings of the Trustees. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

     The Trustees and Officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

NAME, AGE AND                     POSITION WITH THE    PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
ADDRESS                           TRUST                AND OTHER AFFILIATIONS

Dennis J. Bertrum*                President and        From 1999 to present, Managing Director
1270 Avenue of the Americas       Trustee              of Valenzuela Capital Partners LLC
New York, NY  10020                                    ("VCP"); 1996 to present, President and
Age 51                                                 CEO of Bank Street Advisors. Previously
                                                       Senior Vice President and Director of
                                                       Client Advisory Services Group at
                                                       Prudential Securities Inc. and Managing
                                                       Director of Consulting Services Division
                                                       at E. F. Hutton.

                                        - 12 -

Hendrik J. Laverge*               Vice President       From 1997 to present, COO and Managing
1270 Avenue of the Americas       and Trustee          Director of VCP; from 1995 to 1997,
New York, NY  10020                                    founding Managing Director of Concordia
Age 59                                                 Agritrading Pte. Ltd. (commodity trading
                                                       and financial services); from 1992 to
                                                       1995, consulted for the Nidera Group
                                                       (commodities trading company); Trustee
                                                       of the Leiden University Fund.

Thomas M. Valenzuela*             Chairman and         From 1989 to present, President and
1270 Avenue of the Americas       Trustee              Chief Investment Officer of VCP.
New York, NY  10020                                    Previously with Lazard Freres & Co. and
Age 46                                                 Morgan Stanley & Co.

Darlene DeRemer                   Trustee              Owner of DeRemer & Associates, a
155 South Street                                       consultant for the financial services
Wrentham, MA  02093                                    industry; Managing Director, Internet
Age 44                                                 Advisory Services of New River, a
                                                       consulting firm; Trustee of the Jurika &
                                                       Voyles Funds and the Nicholas-Applegate
                                                       Funds.

Stephen D. Gresham                Trustee              Principal of The Gresham Company, LLC, a
54 Liberty Street                                      consulting firm for mutual fund
Madison, CT  06443                                     distributors; Director of the Institute
Age 39                                                 for Investment Management Consultants;
                                                       Member of the Editorial Board and the
                                                       Marketing Practices Committee of the
                                                       National Association for Variable
                                                       Annuities.

Clint J. Kendrick                 Trustee              From 1996 to present, Co-founder,
465 Long Ridge Road                                    Chairman and CEO of Matrix Global
Bedford, NY  10506                                     Investments, Inc., a private equity
Age 57                                                 firm; from 1993 to 1996 Managing
                                                       Director of Lehman Brothers, Inc. and
                                                       Chief Operating Officer of Lehman
                                                       Brothers Global Asset Management.


                                        - 13 -

Jonathan H. Kagan                 Trustee              From 1995 to present, Managing Director
30 Rockfeller Plaza -                                  of Centre Partners Management,
50th Fl.                                               LLC(investment manager); 1990 to
New York, NY  10020                                    present, Managing Director of Corporate
Age 44                                                 Advisers, LP; 1986 to 1998, Managing
                                                       Director of Lazard Freres & Co. LLC.
                                                       Serves as Director of Firearms Training
                                                       Systems, Inc. and Staff Leasing, Inc.

Steven C. Rockefeller             Trustee              Principal of Bankers Trust Company;
Bankers Trust Company                                  previously with Milestone Capital;
280 Park Avenue - MS 1224                              Prudential Securities, Inc.; and Morgan
New York, New York 10017                               Stanley & Co.
Age 40


Robert G. Dorsey                  Vice President       Managing Director of Ultimus Fund
135 Merchant Street, Suite 230                         Solutions, LLC; prior to March 1999,
Cincinnati,  Ohio 45246                                President of Countrywide Fund Services,
Age 43                                                 Inc. (mutual fund services company).

Mark J. Seger                     Treasurer            Managing Director of Ultimus Fund
135 Merchant Street, Suite 230                         Solutions, LLC; prior to March 1999,
Cincinnati, Ohio  45246                                First Vice President of Countrywide Fund
Age 38                                                 Services, Inc.

Robert B. Van Grover              Secretary            Attorney with Seward & Kissel LLP (a law
Seward & Kissel LLP                                    firm)
One Battery Park Plaza
New York, New York  10004
Age 41

John F. Splain                    Assistant            Managing Director of Ultimus Fund
135 Merchant Street, Suite 230    Secretary            Solutions, LLC; prior to March 1999,
Cincinnati, Ohio  4246                                 First Vice President and Secretary of
Age 44                                                 Countrywide Fund Services, Inc. and
                                                       affiliated companies.


*    "Interested Person" of the Trust, as defined in the 1940 Act.

     Each Trustee who is not an affiliated person of the Adviser receives an annual fee of $1,000 for services as a Trustee to the Trust, plus a per meeting fee of $1,000 for each meeting attended. Trustees are reimbursed for expenses incurred in attending such meetings.

CODE OF ETHICS

     The Trust and the Adviser have adopted Codes of Ethics (the "Codes") under Rule 17j-1 of the 1940 Act. The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds, under certain circumstances. Prior to any personal trade of a security, a person subject to the Codes must verify that no Fund has traded or expects to trade in the security and must wait two full business days after the last purchase or sale of a security by the Funds before executing a personal trade in the same security. In addition, no person subject to the Codes may purchase securities in an initial public offering or a private offering without prior written approval.


INVESTMENT ADVISER


     Valenzuela Capital Partners LLC (the "Adviser"), 1270 Avenue of the Americas, Suite 508, New York, NY 10020 serves as investment adviser to the Funds under an investment advisory agreement dated as of October 1, 1999 (the "Advisory Agreement"). The Adviser, founded in 1989, is a registered investment adviser that manages $985 million in assets, primarily through institutional accounts. Subject to the Funds' respective investment objectives and policies approved by the Trustees of the Funds, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs. The Adviser utilizes a team approach in making investment decisions on behalf of each Fund, with eight professionals working collectively to ensure a disciplined investment process designed to result in long-term performance consistent with each Fund's investment objective. No one person is responsible for a Fund's portfolio management.


     For its advisory services, the Funds pay the Adviser an annual advisory fee equal to 0.75%, net of fee waivers and reimbursements of the average daily net assets of each Fund.

     Pursuant to the Advisory Agreement, the Adviser will pay all expenses (including as applicable, the compensation of any subadvisers directly appointed by it) incurred by it in connection with its activities under the Advisory Agreement other than the cost of securities (including brokerage commissions) purchased for the Trust.

     Unless sooner terminated, the Advisory Agreement shall continue in effect for each Fund for a period of two years, and thereafter, shall continue for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not parties to the Advisory Agreements, or interested persons (as defined in the 1940 Act) of any of these parties, cast in person at a meeting called for this purpose. The Advisory Agreement is terminable as to a particular Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Adviser. The Agreement also terminates automatically in the event of its assignment, as defined in the 1940 Act.

     The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to the Adviser's receipt of compensation for services, a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreement, the Adviser determines, subject to the general supervision of the Trustees of the Trust and in accordance with each Fund's objective, policies and restrictions, which securities are to be purchased and sold by a Fund and which brokers are eligible to execute such Fund's portfolio transactions.

     Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers, serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

     Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide investment research to the Adviser may receive orders for transactions on behalf of the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Trust. Such information may be useful to the Adviser in serving both the Trust and other clients and, conversely supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

     While the Adviser  generally seeks competitive  commissions,  the Trust may
not  necessarily  pay  the  lowest   commission   available  on  each  brokerage
transaction for the reasons discussed above.

     Investment decisions for each Fund in the Trust are made independently from those made for the other Funds, or for other portfolios, investment companies or accounts managed by the Adviser. Any other portfolio, investment company or account may also invest in the securities in which a Fund invests. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution.

OTHER SERVICE PROVIDERS


ADMINISTRATOR AND FUND ACCOUNTANT

     Ultimus Fund Solutions, LLC ("Ultimus"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, serves as the Administrator and the Fund Accountant to the Trust pursuant to service agreements dated as of December 29, 1999 (the "Service Agreements"). As Administrator, Ultimus assists in supervising all operations of each Fund (other than those performed by the Adviser under the Advisory Agreement, by The Bank of New York (the "Custodian") under the Custody Agreement, and by Unified Fund Services, Inc. (the "Transfer Agent") under the Transfer Agent and Shareholder Service Agreement).

     Under the Service Agreements, the Administrator has agreed to perform or arrange for the performance of the following services (under the Service Agreements, the Administrator may delegate all or any part of its responsibilities thereunder):


     -- prepares and assembles reports required to be sent to the Funds' shareholders and arranges for the printing and dissemination of such reports;

     -- assembles reports required to be filed with the SEC and files such completed reports with the SEC;

     -- arranges for the dissemination to shareholders of the Funds' proxy materials and oversees the tabulation of proxies by the Transfer Agent;


     --   reviews the provision of dividend disbursing services to the Funds;


     -- calculates, or arranges for the calculation of, the NAV of the Funds' shares;

     -- determines the amounts available for distribution as dividends and distributions to be paid by the Funds to its shareholders; prepares and arranges for the printing of dividend notices to shareholders; and provides the Funds' Transfer Agent and Custodian with such information as is required for them to effect the payment of dividends and distributions;

     -- assists in providing to the Funds' independent accountants such information as is necessary for such accountants to prepare and file the Funds' federal income and excise tax returns and the Funds' state and local tax returns;

     -- monitors compliance of the Funds' operation with the 1940 Act and with its investment policies and limitations;



     -- provides accounting and bookkeeping services (including the maintenance of such accounts, books and records of the Funds as may be required by Section 31(a) of the 1940 Act and the rules and regulations thereunder); and

     -- makes such reports and recommendations to the Trust's Board of Trustees as the Board reasonably requests or deems appropriate.


     As Fund Accountant, Ultimus maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. The Fund Accountant also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Custodian, verifies and reconciles with the Custodian all daily trade activities; provides certain reports; obtains dealer quotations, prices from pricing services, matrix prices or "fair value" computations on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

     Ultimus receives a fee from each Fund for its services as Administrator and Fund Accountant, and expenses assumed pursuant to the Service Agreements. The fee payable to Ultimus as Administrator is calculated daily and paid monthly, at the annual rate of 0.15% of the combined average daily net assets of the Funds up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets over $500 million; subject, however, to a minimum fee of $3,000 per month. The fee payable by each Fund to Ultimus as Fund Accountant is $2,500 per month plus an asset based fee at the annual rate of 0.01% of a Fund's average daily net assets up to $500 million and 0.005% of such assets over $500 million.

     Unless sooner terminated as provided therein, the Service Agreements between the Trust and Ultimus will continue in effect until December 29, 2001. The Service Agreements thereafter, unless otherwise terminated as provided in the Service Agreements, shall be renewed automatically for successive one-year periods.

     The Service Agreements provide that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Service Agreements relate, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

TRANSFER AGENT

     Unified Fund Services, Inc., 431 N. Pennsylvania Street, Indianapolis, Indiana 46204, serves as Transfer Agent to the Trust pursuant to a Transfer Agent and Shareholder Servicing Agreement dated as of December 31, 1999.

     The Transfer Agent performs the following services in connection with the Funds' shareholders of record: maintains shareholder records for each of the Fund's shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.


CUSTODIAN

     The Bank of New York, 101 Barclay Street, New York, New York 10286, serves as Custodian to the Trust pursuant to a Custody Agreement dated as of October 1, 1999. The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments. The Custodian is paid an annual custody fee of 0.02% of each Fund's average daily net assets up to $50 million,

0.01% of each Fund's next $250 million of average daily net assets and 0.005% of the average daily net assets of each Fund which exceed $300 million, exclusive of out-of-pocket expenses and transaction charges. Custody fees shall be calculated daily and paid monthly.

INDEPENDENT AUDITORS

     The Trust has selected Arthur Andersen LLP, 425 Walnut Street, Cincinnati Ohio 45202 to serve as independent auditors for the Trust and to audit the financial statements of the Trust for its first fiscal period ending September 30, 2000.

TRUST COUNSEL

     The Trust has selected Seward & Kissel LLP, One Battery Park Plaza, New York, New York 10004, to serve as counsel for the Funds.

GENERAL INFORMATION

DESCRIPTION OF SHARES


     The Trust is a Delaware business trust. The Trust was organized and its Certificate of Trust was filed with the Secretary of State of the Delaware on June 22, 1999. The Trustees have authorized the issuance of shares in two series, each representing interests in two separate portfolios: the Val Cap Mid Cap Fund and the Val Cap Small Cap Fund.

     The governing document of the Trust (the "Trust Instrument") authorizes the Trustees to issue an unlimited number of shares and to classify or re-classify any unissued shares into one or more additional classes without shareholder approval. Accordingly, the Trustees may create additional classes or series of shares for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Delaware. If shares of another series were issued in connection with the creation of an additional portfolio, each share of the portfolios would normally be entitled to one vote for all purposes. Shareholders are entitled to one vote for each whole share (as defined in the Trust Instrument) invested and a proportionate fractional vote for any fraction of a share, and will vote in the aggregate, and not by class or series except as otherwise required by the 1940

Act or other applicable law, or when the matter to be voted upon only affects the interests of shareholders of a particular class or series. The rights of shareholders of a series may not be modified except by the vote of majority of the outstanding shares of that series.


     Voting rights are not cumulative, and, accordingly, the holders of more than 50% of the Trust's outstanding shares may elect all of the Trustees. The Trust does not intend to hold annual shareholder meetings except as may be required by the 1940 Act.

     The Trust's shares have no pre-emptive rights and only such conversion or exchange rights as Trustees may grant in their discretion. When issued for payment as described in the Prospectus, the Trust's shares will be fully paid and non-assessable. In the event of the liquidation or dissolution of the Trust or an individual Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund, and a proportionate distribution, based on the relative asset values of the respective Funds, of any general assets of the Trust not belonging to any particular Fund which are available for distribution.

     The Trust Instrument authorizes the Trustees, without shareholder approval (unless otherwise required by applicable law) to (a) sell and convey the assets of a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the class to be redeemed at a price which is equal to their net asset value and which may be cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a class of shares into money and, in connection therewith, to cause all outstanding shares of the class to be redeemed at their net asset value; or (c) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares of the Trust if the Board of Trustees reasonably determines that the combination will not have a material adverse effect on the shareholders of any class participating in the combination and, in connection therewith, to cause all outstanding shares of any class to be redeemed at their net asset value or converted into shares of another class of the Trust's shares at their net asset value. The exercise of this authority by the Trustees may be subject to certain restrictions under the 1940 Act. The Trustees may authorize the termination of any class of shares after the assets belonging to the class have been distributed to its shareholders.


DISTRIBUTION ARRANGEMENTS

     The Funds have adopted a plan under Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan") to permit the Funds to pay distribution expenses to defray expenses associated with the distribution of their shares. Under the Rule 12b-1 Plan, the Funds may pay distribution fees for advertising, printing, and mailing of prospectuses to other than current shareholders, compensation to broker-dealers and other financial intermediaries, compensation to sales personnel, printing of sales literature, travel, entertainment, due diligence, and other promotional expenses. The Funds do no currently pay distribution expenses under the Rule 12b-1 Plan. The Adviser may from time to time from its own resources make payments for distribution expenses to brokers or other persons for their distribution services.


SHAREHOLDER AND TRUSTEE LIABILITY

     Under Delaware law, shareholders of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust Instrument provides that the shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument or undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Trust Instrument provides for indemnification out of the Trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder. The Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon. Thus, the risk of the shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

     The Trust Instrument states further that no Trustee, officer or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer or agent be personally liable to any person for any action or failure to act except for bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

ADDITIONAL TAX INFORMATION

     Each Fund intends to qualify as a "regulated investment company" or "RIC" under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of these states or localities. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations. To qualify as a RIC, a Fund must comply with certain distribution, diversification, source of income and other applicable requirements.

     Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential shareholders of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action.

PERFORMANCE INFORMATION

     From time to time performance information for the Funds showing their average annual total return and aggregate total return may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Each Fund may also present its average annual total return and aggregate total return as the case may be, excluding the effect of a sales charge, if any.

     In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus. Distribution rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. Distribution rates may also be presented excluding the effect of a sales charge, if any.


     Total return is a function of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return will fluctuate and is not necessarily representative of future results. Any fees charged by financial intermediaries with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. These fees, if charged, will reduce the actual performance from that quoted. If the Adviser voluntarily waives all or a part of its fees, the total return of a Fund will be higher than it would otherwise be in the absence of such voluntary waiver.

CALCULATION OF TOTAL RETURN

     Average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by:
(1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

PERFORMANCE COMPARISONS

     Investors may judge the performance of the Funds by comparing the performance to other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Inc., Morgan Stanley Capital International and Frank Russell Company, as well as data prepared by Lipper, Inc. and Morningstar, Inc., widely recognized independent services which monitor the performance of mutual funds, and the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions & Investments, and USA Today. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above, may be included in advertisements and in reports to shareholders.

      From time to time, the Funds (or the Adviser) may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement these discussions; (4) descriptions of past or anticipated portfolio holdings  for one or more of the Funds  within the Trust;  (5)  descriptions  of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment policies (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations. The Funds may also include calculations, such as hypothetical compounding examples which describe hypothetical investment results in such communications. These performance examples will be based on an expressed set of assumptions and are not indicative of the performance of any of the Funds.

     Morningstar, Inc., Chicago, Illinois, rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based on a fund's historical risk/reward ratio as determined by Morningstar, Inc. relative to other funds in that fund's investment objective category or class. The one- to five-star ratings represent the following ratings by Morningstar, Inc. respectively: Lowest, Below Average, Neutral, Above Average and Highest.

MISCELLANEOUS

     Trustees are elected by the shareholders and serve for a term lasting until the next meeting of shareholders at which Trustees are elected. These meetings are not required to be held at any specific intervals.

     The Trust is registered with the SEC as a open-end management investment company. Such registration does not involve supervision of the management policies of the Trust.

     The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of that information may be obtained from the SEC by payment of the prescribed fee.

     The Prospectus and this SAI are not an offering of the securities herein described in any state in which an offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

FINANCIAL STATEMENTS
AND REPORT OF INDEPENDENT AUDITORS

VALENZUELA CAPITAL TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 1, 1999

                                                  VAL CAP          VAL CAP
                                                  MID CAP         SMALL CAP
                                                   FUND             FUND
                                                ----------        ---------
ASSETS
    Cash                                        $   50,000        $  50,000
    Total Assets                                    50,000           50,000
                                                ----------        ---------
NET ASSETS                                      $   50,000        $  50,000
                                                ==========        =========
NET ASSETS CONSIST OF:
    Capital                                     $   50,000        $  50,000
                                                ----------        ---------

    NET ASSETS                                  $   50,000        $  50,000
                                                ==========        =========
CLASS I SHARES
    Net Assets                                  $   25,000        $  25,000
    Shares Outstanding                               2,500            2,500
    Offering and Redemption price
     per share                                  $    10.00        $   10.00
                                                ==========        =========
CLASS A SHARES
    Net Assets                                  $   25,000        $  25,000
    Shares Outstanding                               2,500            2,500
    Redemption price per share                  $    10.00        $   10.00
                                                ==========        =========

    Maximum sales charge                              5.75%            5.75%
                                                ----------        ---------

    Maximum offering price per share
     (100%/(100% - Maximum sales
     charge) of net asset value
     adjusted to the nearest cent               $   10.61         $   10.61
                                                ==========        =========

See Notes to Financial Statements

VALENZUELA CAPITAL TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 1, 1999*

                                                 VAL CAP           VAL CAP
                                                 MID CAP          SMALL CAP
                                                   FUND              FUND
                                                ----------        ---------
INVESTMENT INCOME
    none                                        $       --        $      --

EXPENSES
    Organization costs                             100,000          100,000
    Reimbursement of expenses                     (100,000)        (100,000)
                                                ----------        ---------
    Net expenses                                        --               --

NET INVESTMENT INCOME                           $       --        $      --
                                                ==========        =========

*    The commencement of operations was October 1, 1999

See Notes to Financial Statements.

VALENZUELA CAPITAL TRUST
VAL CAP FUNDS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 1, 1999

1.   ORGANIZATION

     The Valenzuela Capital Trust (the "Trust") was organized as a Delaware business trust on June 22, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of two series, the Val Cap Mid Cap Fund ("Mid Cap") and the Val Cap Small Cap Fund ("Small Cap") (collectively the "Funds" and individually a "Fund"). The Trust is authorized to issue an unlimited number of shares. Currently, both Funds are authorized to issue two classes of shares, Class I Shares and Class A Shares.

     The Mid Cap Fund's objective is capital appreciation primarily through investments in common stocks of mid-capitalization companies. The Fund will seek to achieve this objective by investing in the common stock of mid-cap U.S. companies with market capitalizations from $1.5 billion to $10 billion.

     The Small Cap Fund's objective is capital appreciation primarily through investments in common stocks of small-capitalization companies. The Fund will seek to achieve this objective by investing in the common stock of small-cap U.S. companies with market capitalizations less than $1.5 billion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION EXPENSE. All costs incurred by the Trust in connection with the organization of the Funds and the initial public offering of shares of the Funds, principally professional fees and printing, has been reimbursed by Valenzuela Capital Partners LLC (the "Advisor") and is subject to recovery by the Advisor pursuant to the Expense Limitation Agreement (See
     Note 3).

     FEDERAL INCOME TAXES: The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

     USE OF ESTIMATES: Estimates and assumptions are required to be made regarding assets and liabilities and the reported amounts of income and expenses for the period when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

3.   RELATED PARTY TRANSACTIONS

     Valenzuela Capital Partners LLC, (the "Investment Adviser") will serve as the investment adviser of the Fund. Under the terms of an investment advisory agreement between the Trust and the Investment Adviser, the Investment Adviser will be entitled to receive fees based on a percentage of the average net assets of each Fund. The Mid Cap Fund will pay the Investment Adviser an annual rate of 0.75% of the Funds average daily net assets. The Small Cap Fund will pay the Investment Adviser an annual rate of 0.75% of the Funds average daily net assets.

     Pursuant to the Expense Limitation Agreement, the Investment Adviser has contractually agreed to waive a portion of its advisory fees and if necessary reimburse each Fund's organizational and operational expenses so that each of the Fund's Class I Share's and Class A Share's net expenses do not exceed 1.20% and 1.45% (the "Caps"), respectively until October 1, 2002. If at any point during the period prior to October 1, 2002, the operational expenses of the Funds fall below the Caps, the Investment Adviser may recoup fees previously waived or reimbursed so long as the amount of recouped fees does not 1) cause the Funds' aggregate expenses on an annualized basis to exceed the Caps, and 2) exceed the fees previously waived or reimbursed by the Investment Adviser prior to October 1, 2002 and organizational costs incurred by the

     Investment Adviser prior to October 1, 2000, and provided that no such payments shall be made to the Investment Adviser after October 1, 2004.

     As part of the Trust's organization, each Fund has issued in a private placement 2,500 shares of beneficial interest of each class (Class I and Class A Shares) to the Investment Adviser at $10.00 a share. The Trust has had no operations except for the initial issuance of Class I and Class A Shares to each fund and organizational expenses incurred and reimbursed.

     BISYS Fund Services Ohio, Inc. ("BISYS"), a wholly-owned subsidiary of The BISYS Group, Inc., will serve as the administrator, transfer agent and fund accountant to the Funds. BISYS will also serve as principal underwriter and distributor of the Funds' shares.

     Certain Trustees and officers of the Trust are affiliated with the Investment Adviser or BISYS. Such persons are not paid directly by the Trust for serving in those capacities.

     Pursuant to the Shareholder Service Plan, the Funds pay BISYS for the provision of certain services at an annual rate of 0.25% of the value of the average daily net assets of each Fund. The services provided may include personal services relating to shareholder accounts and services related to the maintenance of such shareholder accounts. BISYS may pay financial institutions, including the Investment Adviser, broker/dealers and other institutions in respect to these services. Pursuant to the Distribution Plan, each Fund's Class A Shares pays BISYS for advertising, marketing and distributing such shares at an annual rate of 0.25% of the value of the average daily net assets represented by Class A Shares. BISYS may pay financial institutions, broker/dealers and other institutions, in respect of these services.

REPORT OF INDEPENDENT AUDITORS

To the Shareholder and Board of Trustees of Valenzuela Capital Trust

We have audited the accompanying statement of assets and liabilities of Valenzuela Capital Trust (comprised of Val Cap Mid Cap Fund and Val Cap Small cap Fund) (the "Funds") as of October 1, 1999 and the related statement of operations for the period then ended. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above represents fairly, in all material respects, the financial position of each of the portfolios comprising Valenzuela Capital Trust at October 1, 1999, and the results of their operations for the period then ended, in conformity with generally accepted accounting principles.

                                        ERNST & YOUNG LLP

New York, New York
October 13, 1999

                                     PART C

                                OTHER INFORMATION

ITEM 23.  Exhibits


     (a)  Trust Instrument of the Registrant


     (b)  Not applicable

     (c)  Not applicable


     (d) Investment Advisory Agreement between the Registrant and Valenzuela Capital Partners LLC

     (e)  Not applicable


     (f)  Not applicable


     (g)  Custodian Agreement between the Registrant and The Bank of New York

     (h) (1) Administration Agreement between the Registrant and Ultimus Fund Solutions, LLC

          (2) Fund Accounting Agreement between the Registrant and Ultimus Fund Solutions, LLC

          (3) Transfer Agent and Shareholder Services Agreement between the Registrant and Unified Fund Services, Inc.

     (i)  Opinion and Consent of Seward & Kissel LLP*

     (j)  Consent of Independent Auditors*


     (k)  Not applicable


     (l)  Investment representation letter of Valenzuela Capital Partners LLC*

     (m)  (1)  Rule 12b-1 Plan

          (2)  Shareholder Servicing Plan


     (n)  Not applicable


     (o)  Rule 18f-3 Multi-Class Plan

     (p)  (1)  Code of Ethics of Registrant

          (2)  Code of Ethics of Valenzuela Capital Partners LLC

*    Previously filed as an exhibit to registration statement on Form N-1A


ITEM 24.  Persons Controlled by or under Common Control with Registrant.

          None.



ITEM 25.  Indemnification.


          As set forth in the Registrant's  Trust  Instrument  (filed as Exhibit
          (a)) and Investment Advisory Agreement (filed as Exhibit (d)).

ITEM 26.  Business and Other Connections of Adviser.

          The descriptions of Valenzuela Capital Partners LLC under the captions "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

          The information as to the directors and executive officers of Valenzuela Capital Partners LLC, set forth in its Form ADV filed with the Securities and Exchange Commission on August 11, 1999 (File No. 801-35519) and amended through the date hereof, is incorporated by reference.

ITEM 27.  Principal Underwriters.


     (a)  Not applicable

     (b)  Not applicable


     (c)  Not applicable

ITEM 28.  Location of Accounts and Records.


          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Ultimus Fund Solutions, LLC, the Registrant's administrator, 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, at the offices of Unified Fund Services, Inc., the Registrant's transfer agent, 431 North Pennsylvania Street, Indianapolis, Indiana 46204, and at the offices of The Bank of New York, the Registrant's custodian, 101 Barclay Street, New York, New York 10286. All other records so required to be maintained are maintained at the offices of Valenzuela Capital Partners LLC, 1270 Avenue of the Americas, Suite 508, New York, New York, 10020.


ITEM 29.  Management Services.

          Not applicable.

ITEM 30.  Undertakings.

          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, New York, on the 29th day of September, 2000.

                                        VALENZUELA CAPITAL TRUST

                                        /s/ Thomas M. Valenzuela
                                        ------------------------
                                        Thomas M. Valenzuela
                                        Chairman

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES                           POSITION                DATE

Principal Executive Officer:

/s/ Thomas M. Valenzuela             Chairman                September 29, 2000
------------------------
Thomas M. Valenzuela

Treasurer:

/s/ Mark J. Seger                    Treasurer               September 29, 2000
------------------------
Mark J. Seger

Trustees:

          *
------------------------
Dennis J. Bertram

          *
------------------------
Hendrik J. Laverge

          *
------------------------
Thomas M. Valenzuela

          *
------------------------
Stephen D. Gresham

          *
------------------------
Clinton J. Kendrick

          *
------------------------
Jonathan H. Kagan

          *
------------------------
Steven C. Rockefeller


*By: /s/ Robert Van Grover
     ---------------------
     Robert Van Grover
     As Attorney-In-Fact
     September 29, 2000

                               INDEX TO EXHIBITS

EXHIBIT NO. DESCRIPTION

     (a)  Trust Instrument of the Registrant

     (d) Investment Advisory Agreement between the Registrant and Valenzuela Capital Partners LLC

     (g)  Custodian Agreement between the Registrant and The Bank of New York

     (h) (1) Administration Agreement between the Registrant and Ultimus Fund Solutions, LLC
          (2) Fund Accounting Agreement between the Registrant and Ultimus Fund Solutions, LLC
          (3) Transfer Agent and Shareholder Services Agreement between the Registrant and Unified Fund Services, Inc.

     (m)  (1) Rule 12b-1 Distribution Plan
          (2)  Shareholder Servicing Plan

     (o)  Rule 18f-3 Multi-Class Plan

     (p)  (1) Code of Ethics of Registrant
          (2)  Code of Ethics of Valenzuela Capital Partners LLC

     Other Exhibits
     Powers of Attorney